Consolidated statements of comprehensive income - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016 [1]	Dec. 31, 2015 [1]
Statement of comprehensive income [abstract]
(Loss)/profit for the year		$ (7.7)	$ 169.1	$ (247.8)
Other comprehensive income, net of tax	[2],[3]	279.2	121.4	(635.5)
Marked-to-market valuation of listed investments		(0.7)	(8.3)	0.4
Foreign currency translation adjustments		279.9	129.7	(635.9)
Total comprehensive income for the year		271.5	290.5	(883.3)
Attributable to: - Owners of the parent		260.5	279.6	(882.8)
- Non-controlling interests		11.0	10.9	(0.5)
Total comprehensive income for the year		$ 271.5	$ 290.5	$ (883.3)

[1]	As Restated - Refer note 40 for further details.
[2]	All items can be subsequently reclassified to the income statement.
[3]	Includes deferred tax of US$nil (2016: US$nil and 2015: US$nil).